8. Investments in Equity Securities: Schedule of Continuity (Details)	12 Months Ended
Jul. 31, 2019 CAD ($)
Investment Owned, at Fair Value, Starting Balance	$ 0
Addition	10,682,311
Disposal	(2,984,461)
Unrealized loss on changes in fair value	(5,373,032)
Realized loss on changes in fair value	(583,898)
Foreign exchange	26,033
Investment Owned, at Fair Value, Ending Balance	1,776,953
Fair Value, Inputs, Level 1
Investment Owned, at Fair Value, Starting Balance	0
Addition	3,571,614
Disposal	(2,984,461)
Unrealized loss on changes in fair value	0
Realized loss on changes in fair value	(583,898)
Foreign exchange	(3,255)
Investment Owned, at Fair Value, Ending Balance	0
Fair Value, Inputs, Level 2
Investment Owned, at Fair Value, Starting Balance	0
Addition	536,697
Disposal	0
Unrealized loss on changes in fair value	(451,970)
Realized loss on changes in fair value	0
Foreign exchange	(2,666)
Investment Owned, at Fair Value, Ending Balance	82,061
Fair Value, Inputs, Level 3
Investment Owned, at Fair Value, Starting Balance	0
Addition	6,574,000
Disposal	0
Unrealized loss on changes in fair value	(4,921,062)
Realized loss on changes in fair value	0
Foreign exchange	31,954
Investment Owned, at Fair Value, Ending Balance	$ 1,684,892